TAXES - Taxes payable (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Taxes payable
Value-added tax	$ 160,781	$ 297,366
Corporate income tax	2,399,384	1,148,887
Related surcharges on VAT payable	166,656	169,931
Total	$ 2,726,821	$ 1,616,184